Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series
September 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Agency Asset-Backed Security — 0.00%
Fannie Mae REMIC Trust Series 2002-W11 AV1 0.515% (LIBOR01M + 0.34%, Floor 0.17%) 11/25/32 •	580	$568
Total Agency Asset-Backed Security (cost $580)		568

Agency Collateralized Mortgage Obligations — 1.58%
Fannie Mae Connecticut Avenue Securities
Series 2017-C03 1M2 3.148% (LIBOR01M + 3.00%) 10/25/29 •	2,755,541	2,741,702
Series 2017-C04 2M2 2.998% (LIBOR01M + 2.85%) 11/25/29 •	861,736	855,248
Series 2018-C01 1M2 2.398% (LIBOR01M + 2.25%, Floor 2.25%) 7/25/30 •	1,837,969	1,813,774
Series 2018-C02 2M2 2.348% (LIBOR01M + 2.20%, Floor 2.20%) 8/25/30 •	1,006,161	973,324
Series 2018-C03 1M2 2.298% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 •	1,304,919	1,279,825
Series 2018-C05 1M2 2.498% (LIBOR01M + 2.35%, Floor 2.35%) 1/25/31 •	1,027,330	1,007,662
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	217	237
Series 2004-T1 1A2 6.50% 1/25/44	3,064	3,621
Fannie Mae REMIC Trust
Series 2002-W6 2A1 7.00% 6/25/42	10,332	11,809
Series 2004-W11 1A2 6.50% 5/25/44	17,102	20,349
Fannie Mae REMICs
Series 2010-116 Z 4.00% 10/25/40	17,489	19,441
Series 2013-44 Z 3.00% 5/25/43	94,950	95,766
Series 2017-40 GZ 3.50% 5/25/47	910,480	1,015,370
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2017-77 HZ 3.50% 10/25/47	1,301,554	$1,384,470
Series 2017-94 CZ 3.50% 11/25/47	816,088	887,120

Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	882,150	927,214
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 3.398% (LIBOR01M + 3.25%, Floor 3.25%) 7/25/29 •	2,184,217	2,236,815
Series 2017-DNA3 M2 2.648% (LIBOR01M + 2.50%) 3/25/30 •	6,530,000	6,587,738
Series 2017-HQA2 M2AS 1.198% (LIBOR01M + 1.05%) 12/25/29 •	610,406	611,441
Series 2018-HQA1 M2 2.448% (LIBOR01M + 2.30%) 9/25/30 •	1,590,844	1,564,828
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-DNA4 M2 144A 2.098% (LIBOR01M + 1.95%) 10/25/49 #, •	2,939,267	2,907,066
Series 2019-HQA4 M2 144A 2.198% (LIBOR01M + 2.05%) 11/25/49 #, •	3,763,316	3,714,106
Series 2020-DNA2 M1 144A 0.898% (LIBOR01M + 0.75%, Floor 0.75%) 2/25/50 #, •	1,518,225	1,515,319
Series 2020-DNA2 M2 144A 1.998% (LIBOR01M + 1.85%, Floor 1.85%) 2/25/50 #, •	1,700,000	1,655,013

NQ-VIP-866 [9/20] 11/20 (1400911)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-HQA2 M1 144A 1.248% (LIBOR01M + 1.10%) 3/25/50 #, •	2,847,762	$2,844,916

Freddie Mac Structured Agency Credit Risk Trust Series 2018-HQA2 M1 144A 0.898% (LIBOR01M + 0.75%) 10/25/48 #, •	463,715	462,572
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	8,372	10,299
Series T-58 2A 6.50% 9/25/43 ♦	2,679	3,129
GNMA
Series 2013-113 LY 3.00% 5/20/43	378,000	412,633
Series 2017-130 YJ 2.50% 8/20/47	665,000	727,462
Series 2017-34 DY 3.50% 3/20/47	2,067,000	2,331,623
Series 2018-34 TY 3.50% 3/20/48	476,000	518,298
Total Agency Collateralized Mortgage Obligations (cost $39,436,460)		41,140,190

Agency Commercial Mortgage-Backed Securities — 0.75%
Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	2,545,000	2,755,099
FREMF Mortgage Trust
Series 2011-K15 B 144A 5.129% 8/25/44 #, •	195,000	200,415
Series 2012-K18 B 144A 4.382% 1/25/45 #, •	2,000,000	2,075,126
Series 2012-K22 B 144A 3.811% 8/25/45 #, •	1,730,000	1,813,017
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2013-K25 C 144A 3.744% 11/25/45 #, •	1,500,000	$1,555,481
Series 2013-K28 B 144A 3.609% 6/25/46 #, •	2,400,000	2,524,878
Series 2014-K37 B 144A 4.715% 1/25/47 #, •	1,500,000	1,657,318
Series 2014-K717 B 144A 3.754% 11/25/47 #, •	3,205,000	3,266,338
Series 2014-K717 C 144A 3.754% 11/25/47 #, •	1,055,000	1,069,574
Series 2016-K53 B 144A 4.158% 3/25/49 #, •	530,000	586,292
Series 2016-K722 B 144A 3.976% 7/25/49 #, •	580,000	611,593
Series 2017-K71 B 144A 3.882% 11/25/50 #, •	1,175,000	1,308,931
Total Agency Commercial Mortgage-Backed Securities (cost $18,566,731)		19,424,062

Agency Mortgage-Backed Securities — 11.12%
Fannie Mae S.F. 30 yr
3.00% 10/1/46	12,308,069	13,123,446
3.00% 4/1/47	1,555,997	1,637,409
3.00% 11/1/48	4,748,592	4,983,854
3.00% 10/1/49	7,553,857	7,917,349
3.00% 12/1/49	19,201,045	20,475,075
3.00% 3/1/50	4,804,975	5,041,357
3.00% 7/1/50	8,483,985	8,896,214
3.50% 7/1/47	7,153,851	7,749,669
3.50% 2/1/48	4,955,836	5,407,610
3.50% 3/1/48	3,235,061	3,425,353
3.50% 7/1/48	1,135,960	1,202,198
3.50% 11/1/48	5,975,944	6,322,957
3.50% 11/1/49	3,638,726	3,833,387
3.50% 1/1/50	11,076,987	11,673,077
3.50% 3/1/50	4,823,829	5,207,621
4.00% 4/1/47	1,972,695	2,181,894
4.00% 6/1/48	6,744,111	7,435,224
4.00% 9/1/48	664,834	717,826

2    NQ-VIP-866 [9/20] 11/20 (1400911)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.00% 10/1/48	9,117,596	$10,145,974
4.00% 6/1/49	2,341,050	2,566,409
4.50% 6/1/40	717,663	806,240
4.50% 7/1/40	593,901	653,541
4.50% 2/1/41	2,273,344	2,559,458
4.50% 8/1/41	1,527,998	1,750,337
4.50% 10/1/45	2,370,876	2,659,660
4.50% 5/1/46	825,336	927,009
4.50% 4/1/48	679,566	763,988
4.50% 12/1/48	198,059	214,188
4.50% 1/1/49	13,884,282	15,364,361
4.50% 1/1/50	4,038,948	4,423,672
5.00% 7/1/47	1,532,000	1,762,694
5.00% 7/1/49	4,287,500	4,737,397
5.50% 5/1/44	15,839,560	18,624,329
6.00% 6/1/41	3,492,981	4,135,291
6.00% 7/1/41	17,859,055	21,424,989
6.00% 1/1/42	2,990,466	3,534,013

Fannie Mae S.F. 30 yr TBA 3.00% 10/1/50	3,253,000	3,407,645
Freddie Mac S.F. 30 yr
3.00% 11/1/49	10,537,363	11,034,835
3.00% 12/1/49	3,859,306	4,091,648
3.00% 1/1/50	2,708,869	2,870,185
3.50% 11/1/48	5,588,946	6,161,433
4.00% 12/1/45	2,758,758	3,065,101
4.00% 7/1/47	866,081	928,594
4.00% 10/1/47	7,653,973	8,194,823
4.50% 7/1/45	4,701,736	5,280,716
4.50% 1/1/49	2,639,161	2,945,735
4.50% 3/1/49	974,665	1,059,686
4.50% 4/1/49	3,912,064	4,314,500
4.50% 8/1/49	7,069,557	7,902,769
5.50% 6/1/41	3,030,340	3,521,898
5.50% 9/1/41	5,506,423	6,400,465

GNMA I S.F. 30 yr 3.00% 3/15/50	3,067,700	3,213,018
GNMA II S.F. 30 yr 5.50% 5/20/37	183,394	210,881
Total Agency Mortgage-Backed Securities (cost $278,437,178)		288,889,002

	Principal amount°	Value (US $)

Collateralized Debt Obligations — 1.86%
Apex Credit CLO
Series 2017-1A A1 144A 1.734% (LIBOR03M + 1.47%, Floor 1.47%) 4/24/29 #, •	3,357,457	$3,343,866
Series 2018-1A A2 144A 1.275% (LIBOR03M + 1.03%) 4/25/31 #, •	6,200,000	5,960,035

Atlas Senior Loan Fund X Series 2018-10A A 144A 1.365% (LIBOR03M + 1.09%) 1/15/31 #, •	3,350,666	3,314,717
CFIP CLO Series 2017-1A A 144A 1.492% (LIBOR03M + 1.22%) 1/18/30 #, •	6,300,000	6,267,391
Galaxy XXI CLO Series 2015-21A AR 144A 1.292% (LIBOR03M + 1.02%) 4/20/31 #, •	3,000,000	2,963,295
KKR Financial CLO Series 2013-1A A1R 144A 1.565% (LIBOR03M + 1.29%) 4/15/29 #, •	3,000,000	2,977,137
Man GLG US CLO Series 2018-1A A1R 144A 1.412% (LIBOR03M + 1.14%) 4/22/30 #, •	8,200,000	8,090,588
Mariner CLO 5 Series 2018-5A A 144A 1.355% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #, •	4,600,000	4,566,581
Midocean Credit CLO IX Series 2018-9A A1 144A 1.422% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/31 #, •	3,000,000	2,977,890
Midocean Credit CLO VIII Series 2018-8A A1 144A 1.403% (LIBOR03M + 1.15%) 2/20/31 #, •	3,000,000	2,985,204

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Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Saranac CLO VII Series 2014-2A A1AR 144A 1.483% (LIBOR03M + 1.23%) 11/20/29 #, •	2,951,849	$2,931,357
Steele Creek CLO Series 2017-1A A 144A 1.525% (LIBOR03M + 1.25%) 10/15/30 #, •	2,000,000	1,981,192
Total Collateralized Debt Obligations (cost $48,963,116)		48,359,253

Corporate Bonds — 52.18%
Banking — 8.34%
Akbank T.A.S. 144A 6.80% 2/6/26 #	1,135,000	1,102,271
Banco de Credito del Peru 144A 2.70% 1/11/25 #	1,500,000	1,563,375
Banco del Estado de Chile 144A 2.704% 1/9/25 #	530,000	558,162
Banco Mercantil del Norte 144A 8.375% #, μ, ψ	880,000	920,920
Banco Nacional de Panama 144A 2.50% 8/11/30 #	1,675,000	1,659,506
Banco Santander Mexico 144A 5.95% 10/1/28 #, μ	660,000	697,207
Bancolombia 3.00% 1/29/25	1,215,000	1,218,110
Bangkok Bank 144A 3.733% 9/25/34 #, μ	735,000	721,806
Banistmo 144A 4.25% 7/31/27 #	1,460,000	1,486,660
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, μ	3,290,000	3,298,801
Bank of America
1.898% 7/23/31 μ	5,600,000	5,592,772
2.676% 6/19/41 μ	8,655,000	8,874,834

Bank of China 144A 5.00% 11/13/24 #	1,120,000	1,245,703
Bank of Georgia 144A 6.00% 7/26/23 #	1,360,000	1,421,472
Bank of Montreal 1.85% 5/1/25	4,960,000	5,177,994
Bank of New York Mellon 4.70% μ, ψ	1,800,000	1,914,300
Barclays 5.20% 5/12/26	2,548,000	2,832,433
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
BBVA Bancomer
144A 1.875% 9/18/25 #	785,000	$767,926
144A 5.125% 1/18/33 #, μ	590,000	568,849
144A 6.75% 9/30/22 #	610,000	658,343
BBVA USA
2.875% 6/29/22	3,505,000	3,612,790
3.875% 4/10/25	2,530,000	2,715,710

BDO Unibank 2.125% 1/13/26	1,465,000	1,462,011
BOC Aviation 144A 2.625% 9/17/30 #	1,075,000	1,067,031
Citizens Financial Group 5.65% μ, ψ	2,015,000	2,106,421
Credit Suisse Group
144A 2.593% 9/11/25 #, μ	3,660,000	3,821,304
144A 4.194% 4/1/31 #, μ	3,035,000	3,509,963
144A 5.25% #, μ, ψ	1,670,000	1,677,515
144A 6.25% #, μ, ψ	8,870,000	9,529,369
144A 7.25% #, μ, ψ	2,585,000	2,803,290

DBS Group Holdings 144A 4.52% 12/11/28 #, μ	1,175,000	1,284,255
Deutsche Bank
2.222% 9/18/24 μ	2,670,000	2,689,444
3.547% 9/18/31 μ	3,325,000	3,348,194

Development Bank of Mongolia 144A 7.25% 10/23/23 #	1,520,000	1,596,116
Emirates NBD Bank 2.625% 2/18/25	930,000	968,615
Fifth Third Bancorp
2.55% 5/5/27	3,205,000	3,456,518
3.65% 1/25/24	820,000	894,555
3.95% 3/14/28	2,985,000	3,475,979
Goldman Sachs Group
2.60% 2/7/30	1,915,000	2,024,766
3.50% 4/1/25	3,640,000	4,021,986

ICICI Bank 144A 4.00% 3/18/26 #	1,180,000	1,247,611

4    NQ-VIP-866 [9/20] 11/20 (1400911)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
2.522% 4/22/31 μ	2,905,000	$3,099,970
3.109% 4/22/41 μ	1,290,000	1,411,187
3.109% 4/22/51 μ	1,935,000	2,059,821
3.702% 5/6/30 μ	230,000	264,202
4.023% 12/5/24 μ	8,915,000	9,811,344
4.60% μ, ψ	2,405,000	2,359,906
5.00% μ, ψ	2,495,000	2,492,847
Morgan Stanley
2.188% 4/28/26 μ	6,680,000	7,003,138
3.622% 4/1/31 μ	1,835,000	2,100,327
5.00% 11/24/25	6,125,000	7,192,706

Natwest Group 8.625% μ, ψ	6,095,000	6,260,906
PNC Bank
2.70% 11/1/22	490,000	512,064
4.05% 7/26/28	4,705,000	5,504,149

PNC Financial Services Group 2.60% 7/23/26	5,655,000	6,181,414
Popular 6.125% 9/14/23	680,000	719,879
QNB Finance
2.625% 5/12/25	1,410,000	1,466,010
3.50% 3/28/24	1,175,000	1,250,433

Shinhan Financial Group 144A 3.34% 2/5/30 #, μ	890,000	934,335
Truist Bank
2.25% 3/11/30	4,195,000	4,327,391
2.636% 9/17/29 μ	10,165,000	10,549,250

Truist Financial 4.95% μ, ψ	2,145,000	2,262,975
UBS Group
144A 1.364% 1/30/27 #, μ	760,000	760,389
144A 4.125% 9/24/25 #	5,765,000	6,580,142
6.875% μ, ψ	5,110,000	5,190,554
7.125% μ, ψ	785,000	807,569
US Bancorp
1.45% 5/12/25	2,975,000	3,073,118
3.00% 7/30/29	2,380,000	2,644,870
3.10% 4/27/26	195,000	216,918
3.375% 2/5/24	4,245,000	4,620,919
3.60% 9/11/24	2,640,000	2,926,700
3.95% 11/17/25	4,130,000	4,773,783

US Bank 3.40% 7/24/23	2,360,000	2,550,510
USB Capital IX 3.50% (LIBOR03M + 1.02%) ψ, •	2,690,000	2,523,906
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Wells Fargo & Co. 3.068% 4/30/41 μ	1,325,000	$1,380,852
Woori Bank 144A 4.75% 4/30/24 #	1,250,000	1,381,550
		216,790,921
Banks — 0.15%
Morgan Stanley 1.463% LIBOR03M + 1.22% 5/8/24 •	3,945,000	3,991,119
		3,991,119
Basic Industry — 4.50%
AngloGold Ashanti Holdings 3.75% 10/1/30	1,105,000	1,129,242
Avient 144A 5.75% 5/15/25 #	3,214,000	3,410,857
BHP Billiton Finance USA 144A 6.25% 10/19/75 #, μ	6,170,000	6,172,067
Bioceanico Sovereign Certificate 144A 2.884% 6/5/34 #, ^	1,435,821	1,073,276
Braskem Netherlands Finance 144A 8.50% 1/23/81 #, μ	980,000	985,522
Chemours 7.00% 5/15/25	2,306,000	2,319,836
Corp Nacional del Cobre de Chile
144A 3.15% 1/14/30 #	5,270,000	5,615,053
144A 4.25% 7/17/42 #	200,000	227,252

CSN Islands XI 144A 6.75% 1/28/28 #	760,000	731,082
CSN Resources 144A 7.625% 4/17/26 #	240,000	241,350
Equate Petrochemical 144A 3.00% 3/3/22 #	695,000	704,248
First Quantum Minerals
144A 6.875% 10/15/27 #	670,000	646,249
144A 7.25% 4/1/23 #	2,800,000	2,800,770
144A 7.50% 4/1/25 #	1,795,000	1,777,696
Freeport-McMoRan
4.125% 3/1/28	2,445,000	2,480,147
4.25% 3/1/30	2,451,000	2,514,579
4.625% 8/1/30	1,345,000	1,416,588
5.45% 3/15/43	3,255,000	3,619,951

Fresnillo 144A 4.25% 10/2/50 #	1,125,000	1,111,089

NQ-VIP-866 [9/20] 11/20 (1400911)    5

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Georgia-Pacific
144A 1.75% 9/30/25 #	1,770,000	$1,846,291
144A 2.10% 4/30/27 #	1,405,000	1,475,865
144A 2.30% 4/30/30 #	3,765,000	4,000,623
8.00% 1/15/24	5,305,000	6,506,137

Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	1,755,000	2,048,962
Hudbay Minerals 144A 7.625% 1/15/25 #	395,000	402,679
Inversiones 144A 3.85% 1/13/30 #	695,000	761,675
Israel Chemicals 144A 6.375% 5/31/38 #	2,630,000	3,319,092
Klabin Austria 144A 7.00% 4/3/49 #	1,010,000	1,145,603
LYB International Finance III 2.875% 5/1/25	5,939,000	6,370,636
MEGlobal Canada 144A 5.875% 5/18/30 #	640,000	749,603
Methanex 5.25% 12/15/29	5,515,000	5,463,297
Metinvest
144A 7.65% 10/1/27 #	623,000	608,138
144A 8.50% 4/23/26 #	695,000	702,193

Minera Mexico 144A 4.50% 1/26/50 #	1,445,000	1,581,553
Newmont
2.25% 10/1/30	5,170,000	5,345,734
2.80% 10/1/29	7,585,000	8,227,822

Novolipetsk Steel Via Steel Funding DAC 144A 4.00% 9/21/24 #	1,865,000	1,985,526
Nutrien 2.95% 5/13/30	2,120,000	2,324,641
OCP 144A 4.50% 10/22/25 #	2,064,000	2,185,023
Olin
5.00% 2/1/30	3,705,000	3,491,277
5.625% 8/1/29	1,415,000	1,395,537

Phosagro OAO via Phosagro Bond Funding DAC 144A 3.949% 4/24/23 #	705,000	733,598
Sasol Financing USA 5.875% 3/27/24	6,295,000	6,090,412
Sociedad Quimica y Minera de Chile 144A 3.625% 4/3/23 #	665,000	695,686
Suzano Austria 3.75% 1/15/31	1,000,000	1,003,700
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Syngenta Finance
144A 3.933% 4/23/21 #	1,615,000	$1,636,006
144A 4.441% 4/24/23 #	960,000	1,014,548

Vale Overseas 3.75% 7/8/30	3,180,000	3,275,400
Vedanta Holdings Mauritius II 144A 13.00% 8/21/23 #	680,000	700,955
Vedanta Resources Finance II 144A 9.25% 4/23/26 #	960,000	722,880
		116,787,946
Brokerage — 0.41%
Banco BTG Pactual 144A 4.50% 1/10/25 #	970,000	991,835
Charles Schwab 5.375% μ, ψ	4,755,000	5,164,168
Jefferies Group
4.15% 1/23/30	2,135,000	2,408,683
6.45% 6/8/27	893,000	1,089,695
6.50% 1/20/43	750,000	951,468
		10,605,849
Capital Goods — 3.90%
Amphenol 2.05% 3/1/25	1,150,000	1,208,213
Ashtead Capital 144A 5.25% 8/1/26 #	885,000	934,781
BMC East 144A 5.50% 10/1/24 #	645,000	663,947
Boise Cascade 144A 4.875% 7/1/30 #	3,411,000	3,666,825
Bombardier 144A 6.00% 10/15/22 #	685,000	636,194
Caterpillar
2.60% 4/9/30	4,740,000	5,211,722
3.25% 4/9/50	2,335,000	2,631,382

Cemex 144A 7.375% 6/5/27 #	1,020,000	1,103,533
Covanta Holding 5.875% 7/1/25	600,000	622,437
EnPro Industries 5.75% 10/15/26	240,000	254,054
General Dynamics
3.25% 4/1/25	2,920,000	3,234,252
4.25% 4/1/40	3,030,000	3,818,524
4.25% 4/1/50	1,755,000	2,301,462

6    NQ-VIP-866 [9/20] 11/20 (1400911)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
General Electric
3.45% 5/1/27	1,490,000	$1,577,235
3.625% 5/1/30	2,435,000	2,532,202
4.35% 5/1/50	4,675,000	4,772,394

GFL Environmental 144A 3.75% 8/1/25 #	1,365,000	1,364,147
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	855,000	891,256
HTA Group 144A 7.00% 12/18/25 #	1,395,000	1,466,494
Hutama Karya Persero 144A 3.75% 5/11/30 #	4,760,000	5,177,618
L3Harris Technologies
2.90% 12/15/29	4,525,000	4,947,983
3.85% 6/15/23	1,425,000	1,543,660

Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	4,995,000	5,019,975
Otis Worldwide
2.056% 4/5/25	1,680,000	1,767,225
2.565% 2/15/30	11,370,000	12,231,443
3.112% 2/15/40	2,354,000	2,526,648
3.362% 2/15/50	406,000	448,841

Reynolds Group Issuer 144A 4.00% 10/15/27 #	5,165,000	5,204,771
Roper Technologies
2.35% 9/15/24	1,415,000	1,497,749
2.95% 9/15/29	5,240,000	5,779,773
Standard Industries
144A 3.375% 1/15/31 #	2,045,000	2,022,239
144A 5.00% 2/15/27 #	609,000	635,129

TransDigm 144A 6.25% 3/15/26 #	3,738,000	3,924,171
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	1,065,000	1,087,109
United Rentals North America
3.875% 2/15/31	3,160,000	3,213,325
4.00% 7/15/30	716,000	733,005

Waste Management 4.15% 7/15/49	739,000	944,740
WESCO Distribution 144A 7.25% 6/15/28 #	3,310,000	3,631,335
		101,227,793
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications — 8.10%
Altice Financing 144A 5.00% 1/15/28 #	3,175,000	$3,087,894
Altice France Holding
144A 6.00% 2/15/28 #	2,400,000	2,293,548
144A 10.50% 5/15/27 #	3,665,000	4,079,603
Amazon.com
1.20% 6/3/27	1,155,000	1,172,151
1.50% 6/3/30	1,865,000	1,909,073
2.50% 6/3/50	2,700,000	2,757,679

AMC Networks 4.75% 8/1/25	3,318,000	3,434,794
American Tower 1.875% 10/15/30	3,255,000	3,210,138
AT&T
2.30% 6/1/27	1,575,000	1,655,657
3.10% 2/1/43	1,540,000	1,510,766
3.50% 6/1/41	3,991,000	4,215,717
3.65% 6/1/51	1,635,000	1,659,260
4.35% 3/1/29	1,642,000	1,930,014

C&W Senior Financing 144A 7.50% 10/15/26 #	570,000	598,731
Charter Communications Operating
2.80% 4/1/31	1,135,000	1,180,932
3.70% 4/1/51	2,025,000	2,014,105
4.464% 7/23/22	5,555,000	5,883,733
4.80% 3/1/50	1,635,000	1,877,969
4.908% 7/23/25	760,000	879,372
5.05% 3/30/29	5,770,000	6,921,454

Clear Channel Worldwide Holdings 9.25% 2/15/24	1,780,000	1,730,169
Comcast
3.20% 7/15/36	3,455,000	3,843,875
3.70% 4/15/24	7,050,000	7,791,166
3.75% 4/1/40	835,000	978,154

Connect Finco 144A 6.75% 10/1/26 #	3,520,000	3,536,544
Crown Castle International
3.80% 2/15/28	5,075,000	5,753,564
4.30% 2/15/29	2,155,000	2,513,687
5.25% 1/15/23	2,190,000	2,407,607

NQ-VIP-866 [9/20] 11/20 (1400911)    7

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
CSC Holdings
144A 3.375% 2/15/31 #	1,370,000	$1,328,215
144A 4.625% 12/1/30 #	1,680,000	1,690,273

Digicel Group 0.5 PIK 10.00% 4/1/24 «	709,514	545,439
Discovery Communications
4.125% 5/15/29	11,195,000	12,870,889
5.20% 9/20/47	2,760,000	3,313,951

Frontier Communications 144A 8.00% 4/1/27 #, ‡	819,000	817,464
Gray Television 144A 5.875% 7/15/26 #	885,000	919,847
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	1,275,000	1,306,875
Level 3 Financing 144A 3.625% 1/15/29 #	2,200,000	2,176,625
Millicom International Cellular 144A 6.25% 3/25/29 #	650,000	695,380
Netflix 144A 3.625% 6/15/25 #	3,445,000	3,605,192
Nexstar Broadcasting 144A 4.75% 11/1/28 #	3,840,000	3,926,400
Ooredoo International Finance 144A 5.00% 10/19/25 #	605,000	709,040
Sable International Finance 144A 5.75% 9/7/27 #	545,000	570,310
Sirius XM Radio 144A 4.625% 7/15/24 #	3,160,000	3,272,575
Sprint Spectrum 144A 4.738% 3/20/25 #	2,130,000	2,309,719
Telefonica Celular del Paraguay 144A 5.875% 4/15/27 #	870,000	911,456
Terrier Media Buyer 144A 8.875% 12/15/27 #	4,411,000	4,452,353
Time Warner Cable 7.30% 7/1/38	5,775,000	8,180,092
Time Warner Entertainment 8.375% 3/15/23	2,495,000	2,933,939
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
144A 1.50% 2/15/26 #	1,520,000	$1,526,164
144A 3.00% 2/15/41 #	1,085,000	1,073,868
144A 3.50% 4/15/25 #	1,750,000	1,921,885
144A 3.75% 4/15/27 #	2,405,000	2,694,899
144A 3.875% 4/15/30 #	6,025,000	6,858,137
144A 4.375% 4/15/40 #	1,305,000	1,530,987
6.50% 1/15/26	1,110,000	1,161,337

Turk Telekomunikasyon 144A 6.875% 2/28/25 #	1,720,000	1,762,742
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	1,300,000	1,270,854
VEON Holdings 144A 4.00% 4/9/25 #	1,482,000	1,538,664
Verizon Communications
3.15% 3/22/30	955,000	1,081,082
4.00% 3/22/50	650,000	802,770
4.50% 8/10/33	12,400,000	15,690,297
ViacomCBS
4.375% 3/15/43	5,775,000	6,138,551
4.95% 1/15/31	4,620,000	5,538,366

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	3,560,000	3,637,875
Vodafone Group
4.25% 9/17/50	2,090,000	2,431,484
4.875% 6/19/49	8,605,000	10,722,414

Weibo 3.375% 7/8/30	4,030,000	4,101,049
Zayo Group Holdings 144A 6.125% 3/1/28 #	1,465,000	1,512,363
		210,359,178
Consumer Cyclical — 3.29%
Allison Transmission 144A 5.875% 6/1/29 #	2,445,000	2,647,605
Aramark Services 144A 5.00% 2/1/28 #	2,365,000	2,386,628
Boyd Gaming 4.75% 12/1/27	4,435,000	4,360,980
Caesars Entertainment 144A 6.25% 7/1/25 #	2,670,000	2,786,826
Costco Wholesale
1.60% 4/20/30	2,540,000	2,594,106
1.75% 4/20/32	805,000	827,751

Ford Motor Credit 4.542% 8/1/26	8,815,000	8,791,905
Future Retail 144A 5.60% 1/22/25 #	1,250,000	1,062,500

8    NQ-VIP-866 [9/20] 11/20 (1400911)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors
5.00% 10/1/28	2,289,000	$2,577,596
5.40% 10/2/23	1,300,000	1,434,405
6.125% 10/1/25	1,300,000	1,512,129
General Motors Financial
5.20% 3/20/23	2,455,000	2,665,300
5.25% 3/1/26	2,986,000	3,362,531
5.70% μ, ψ	1,430,000	1,438,937
Home Depot
2.70% 4/15/30	1,535,000	1,712,004
3.35% 4/15/50	1,345,000	1,558,996

Hyundai Capital America 144A 3.50% 11/2/26 #	955,000	1,023,057
JD.com 3.875% 4/29/26	980,000	1,089,127
JSM Global 144A 4.75% 10/20/30 #	2,755,000	2,756,403
Lowe's
4.05% 5/3/47	925,000	1,105,613
4.55% 4/5/49	8,649,000	11,162,968
5.125% 4/15/50	3,635,000	4,999,478

MGM China Holdings 144A 5.25% 6/18/25 #	1,055,000	1,073,462
MGM Resorts International 5.75% 6/15/25	2,242,000	2,355,613
Murphy Oil USA 5.625% 5/1/27	775,000	826,197
Prime Security Services Borrower
144A 5.75% 4/15/26 #	185,000	198,245
144A 6.25% 1/15/28 #	4,610,000	4,674,125

Resorts World Las Vegas 144A 4.625% 4/16/29 #	600,000	566,389
Sands China
144A 3.80% 1/8/26 #	750,000	786,743
144A 4.375% 6/18/30 #	940,000	996,306

Scientific Games International 144A 8.25% 3/15/26 #	2,875,000	3,013,618
Shimao Group Holdings 5.60% 7/15/26	1,315,000	1,438,356
TJX
3.875% 4/15/30	1,870,000	2,219,890
4.50% 4/15/50	1,000,000	1,292,716

VF 2.40% 4/23/25	2,015,000	2,139,274
		85,437,779
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical — 6.16%
AbbVie
144A 2.95% 11/21/26 #	5,100,000	$5,563,229
144A 4.05% 11/21/39 #	6,371,000	7,295,907
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	4,870,000	5,449,141
4.15% 1/23/25	5,315,000	6,006,596
4.50% 6/1/50	2,125,000	2,560,573

BAT Capital 2.259% 3/25/28	1,605,000	1,611,614
BAT International Finance 1.668% 3/25/26	2,005,000	2,013,916
Bausch Health
144A 5.50% 11/1/25 #	2,669,000	2,735,058
144A 6.25% 2/15/29 #	3,570,000	3,677,100
Biogen
2.25% 5/1/30	3,210,000	3,282,267
3.15% 5/1/50	7,485,000	7,410,722

Bristol Myers Squibb 2.90% 7/26/24	7,560,000	8,203,556
Centene
3.375% 2/15/30	1,980,000	2,057,349
144A 5.375% 8/15/26 #	1,645,000	1,747,484

Charles River Laboratories International 144A 5.50% 4/1/26 #	795,000	838,725
Cigna
1.165% (LIBOR03M + 0.89%) 7/15/23 •	1,770,000	1,789,266
2.40% 3/15/30	1,360,000	1,409,131
3.20% 3/15/40	1,295,000	1,376,203
4.125% 11/15/25	6,384,000	7,326,671

Coca-Cola 1.45% 6/1/27	815,000	840,954
Cott Holdings 144A 5.50% 4/1/25 #	645,000	661,931
CVS Health
1.30% 8/21/27	1,165,000	1,149,088
3.75% 4/1/30	1,535,000	1,758,147
4.30% 3/25/28	16,475,000	19,297,146
4.78% 3/25/38	2,055,000	2,493,000
5.05% 3/25/48	65,000	82,928

DP World Crescent 144A 3.908% 5/31/23 #	400,000	422,040

NQ-VIP-866 [9/20] 11/20 (1400911)    9

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Encompass Health
4.50% 2/1/28	2,065,000	$2,078,815
4.75% 2/1/30	1,053,000	1,070,090
5.75% 9/15/25	610,000	630,206

Energizer Holdings 144A 4.375% 3/31/29 #	2,299,000	2,327,737
Gilead Sciences 4.15% 3/1/47	6,535,000	7,999,663
HCA
5.875% 2/15/26	1,225,000	1,373,531
7.58% 9/15/25	80,000	95,800
JBS Investments II
144A 5.75% 1/15/28 #	845,000	881,969
144A 7.00% 1/15/26 #	815,000	871,341

JBS USA LUX 144A 5.75% 6/15/25 #	1,015,000	1,048,800
Kernel Holding
144A 6.50% 10/17/24 #	855,000	857,993
144A 8.75% 1/31/22 #	785,000	814,830

MHP 144A 7.75% 5/10/24 #	965,000	1,012,082
New York and Presbyterian Hospital 4.063% 8/1/56	1,630,000	2,102,066
Pilgrim's Pride 144A 5.875% 9/30/27 #	3,182,000	3,289,392
Post Holdings
144A 4.625% 4/15/30 #	2,147,000	2,211,410
144A 5.75% 3/1/27 #	720,000	758,927

Rede D'or Finance 144A 4.50% 1/22/30 #	1,245,000	1,181,194
Regeneron Pharmaceuticals 1.75% 9/15/30	1,555,000	1,518,820
Royalty Pharma
144A 1.20% 9/2/25 #	1,925,000	1,921,192
144A 1.75% 9/2/27 #	1,285,000	1,285,966

Stryker 1.95% 6/15/30	4,058,000	4,141,147
Takeda Pharmaceutical
2.05% 3/31/30	2,480,000	2,518,015
3.025% 7/9/40	1,845,000	1,914,097
3.175% 7/9/50	1,845,000	1,899,413
Tenet Healthcare
5.125% 5/1/25	3,982,000	3,990,959
144A 6.125% 10/1/28 #	2,760,000	2,692,725

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28	2,071,000	$2,162,797
Universal Health Services 144A 5.00% 6/1/26 #	485,000	503,702
Upjohn
144A 1.65% 6/22/25 #	595,000	609,890
144A 2.30% 6/22/27 #	495,000	511,947
144A 2.70% 6/22/30 #	3,640,000	3,772,423
144A 4.00% 6/22/50 #	845,000	904,353
		160,013,034
Electric — 4.41%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	980,000	961,207
AES Gener 144A 7.125% 3/26/79 #, μ	1,115,000	1,141,793
American Transmission Systems 144A 5.25% 1/15/22 #	3,930,000	4,135,873
Calpine
144A 4.50% 2/15/28 #	896,000	919,135
144A 5.00% 2/1/31 #	2,265,000	2,312,961
144A 5.125% 3/15/28 #	855,000	886,135
144A 5.25% 6/1/26 #	649,000	676,222
CenterPoint Energy
3.85% 2/1/24	1,645,000	1,803,782
4.25% 11/1/28	5,198,000	6,197,934
Centrais Eletricas Brasileiras
144A 3.625% 2/4/25 #	226,000	225,785
144A 4.625% 2/4/30 #	950,000	952,375

CLP Power Hong Kong Financing 2.875% 4/26/23	545,000	566,616
Comision Federal de Electricidad
144A 4.75% 2/23/27 #	2,366,000	2,548,915
144A 4.875% 1/15/24 #	251,000	270,742

Duke Energy 4.875% μ, ψ	3,655,000	3,871,148
Duke Energy Indiana 3.25% 10/1/49	2,480,000	2,766,165
Engie Energia Chile 144A 4.50% 1/29/25 #	710,000	789,284
Entergy Arkansas 4.20% 4/1/49	1,930,000	2,465,765

10    NQ-VIP-866 [9/20] 11/20 (1400911)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Entergy Louisiana 4.95% 1/15/45	545,000	$599,940
Entergy Mississippi 3.85% 6/1/49	3,060,000	3,697,693
Entergy Texas 3.55% 9/30/49	1,380,000	1,555,539
Evergy 4.85% 6/1/21	535,000	544,545
Evergy Kansas Central 3.45% 4/15/50	3,265,000	3,708,844
FirstEnergy Transmission 144A 4.55% 4/1/49 #	1,675,000	1,968,163
Interstate Power and Light 4.10% 9/26/28	6,990,000	8,354,116
Israel Electric 144A 5.00% 11/12/24 #	1,110,000	1,252,796
Kallpa Generacion 144A 4.125% 8/16/27 #	1,894,000	1,982,781
Listrindo Capital 144A 4.95% 9/14/26 #	1,190,000	1,228,675
Louisville Gas and Electric 4.25% 4/1/49	5,265,000	6,605,663
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	1,897,000	1,942,192
National Rural Utilities Cooperative Finance 4.75% 4/30/43 μ	1,090,000	1,124,587
NextEra Energy Capital Holdings
2.90% 4/1/22	5,230,000	5,416,287
3.15% 4/1/24	1,095,000	1,184,887

NV Energy 6.25% 11/15/20	1,860,000	1,873,251
Pacific Gas and Electric
2.10% 8/1/27	925,000	900,326
2.50% 2/1/31	1,365,000	1,303,767
3.30% 8/1/40	2,275,000	2,088,165
PacifiCorp
2.70% 9/15/30	575,000	636,328
3.30% 3/15/51	795,000	894,699
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	475,000	513,504
144A 5.25% 5/15/47 #	528,000	605,508

PG&E 5.25% 7/1/30	4,830,000	4,679,063
Saudi Electricity Global Sukuk Co. 4 4.222% 1/27/24	1,135,000	1,228,181
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Southern California Edison
3.65% 2/1/50	3,245,000	$3,389,532
4.00% 4/1/47	1,745,000	1,871,571
4.875% 3/1/49	4,680,000	5,671,103

Southwestern Electric Power 4.10% 9/15/28	8,995,000	10,495,268
Vistra Operations 144A 5.50% 9/1/26 #	3,547,000	3,706,615
		114,515,426
Energy — 5.89%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	780,000	958,667
AES Andres 144A 7.95% 5/11/26 #	1,235,000	1,259,712
BP Capital Markets 4.875%	4,840,000	5,190,900
Chevron 2.236% 5/11/30	1,765,000	1,875,602
Crestwood Midstream Partners 6.25% 4/1/23	1,030,000	1,009,621
Ecopetrol
5.375% 6/26/26	665,000	735,656
6.875% 4/29/30	605,000	725,244
Energy Transfer Operating
5.25% 4/15/29	3,485,000	3,752,493
6.25% 4/15/49	8,255,000	8,517,469

Equinor 1.75% 1/22/26	1,235,000	1,281,862
Gazprom via Gaz Finance 144A 3.25% 2/25/30 #	1,055,000	1,055,960
Geopark
144A 5.50% 1/17/27 #	1,195,000	1,060,574
144A 6.50% 9/21/24 #	330,000	311,520

Gran Tierra Energy 144A 7.75% 5/23/27 #	1,420,000	496,127
Greenko Solar Mauritius 144A 5.95% 7/29/26 #	1,185,000	1,230,918
KazMunayGas National JSC 144A 6.375% 10/24/48 #	481,000	615,680
KazTransGas JSC 144A 4.375% 9/26/27 #	5,190,000	5,609,819
Lukoil Securities 144A 3.875% 5/6/30 #	4,025,000	4,261,670
Marathon Oil 4.40% 7/15/27	13,700,000	13,637,816

NQ-VIP-866 [9/20] 11/20 (1400911)    11

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
MPLX
1.75% 3/1/26	1,290,000	$1,289,387
2.65% 8/15/30	1,240,000	1,218,674
4.00% 3/15/28	720,000	786,619
4.125% 3/1/27	3,915,000	4,328,439
5.50% 2/15/49	6,320,000	7,082,530

Murphy Oil 5.875% 12/1/27	3,362,000	2,874,443
Noble Energy
3.25% 10/15/29	3,785,000	4,193,808
3.90% 11/15/24	2,320,000	2,541,695
4.20% 10/15/49	5,680,000	6,809,158
4.95% 8/15/47	2,195,000	2,886,166
5.05% 11/15/44	665,000	862,595
NuStar Logistics
5.625% 4/28/27	420,000	415,800
6.375% 10/1/30	2,031,000	2,112,240

Oil and Gas Holding 144A 7.625% 11/7/24 #	404,000	433,024
Oleoducto Central 144A 4.00% 7/14/27 #	1,175,000	1,221,119
ONEOK 7.50% 9/1/23	5,305,000	6,085,637
PDC Energy 5.75% 5/15/26	2,280,000	2,131,800
Pertamina Persero 144A 3.65% 7/30/29 #	410,000	440,907
Petrobras Global Finance
5.60% 1/3/31	4,010,000	4,287,031
6.75% 6/3/50	880,000	954,290
Petroleos Mexicanos
144A 5.95% 1/28/31 #	820,000	682,953
6.50% 3/13/27	244,000	227,889
6.50% 1/23/29	3,984,000	3,570,660
6.75% 9/21/47	576,000	444,444

Petronas Capital 144A 3.50% 4/21/30 #	500,000	560,211
Precision Drilling 144A 7.125% 1/15/26 #	420,000	271,631
PTTEP Treasury Center 144A 2.587% 6/10/27 #	1,230,000	1,274,389
ReNew Power 144A 5.875% 3/5/27 #	925,000	928,193
Sabine Pass Liquefaction
5.625% 3/1/25	3,420,000	3,913,565
5.75% 5/15/24	5,868,000	6,647,934
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Saudi Arabian Oil
144A 2.875% 4/16/24 #	1,030,000	$1,081,830
144A 4.25% 4/16/39 #	1,280,000	1,475,677

Schlumberger Holdings 144A 4.30% 5/1/29 #	4,475,000	4,972,169
Sinopec Group Overseas Development 2018 144A 2.50% 8/8/24 #	600,000	626,781
Southwestern Energy 7.75% 10/1/27	4,000,000	3,889,600
Targa Resources Partners 5.375% 2/1/27	855,000	861,784
Tecpetrol 144A 4.875% 12/12/22 #	1,680,000	1,556,856
Tengizchevroil Finance Co International
144A 2.625% 8/15/25 #	4,536,000	4,562,082
144A 3.25% 8/15/30 #	1,670,000	1,689,312

Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	3,528,000	3,659,023
Three Gorges Finance I Cayman Islands 144A 2.15% 9/22/30 #	1,120,000	1,127,666
Transocean Proteus 144A 6.25% 12/1/24 #	513,500	457,657
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	880,000	711,986
Tullow Oil 144A 7.00% 3/1/25 #	815,000	383,050
YPF 144A 8.50% 6/27/29 #	1,245,000	883,577
		153,003,591
Finance Companies — 0.94%
AerCap Ireland Capital DAC
3.65% 7/21/27	5,100,000	4,674,798
4.50% 9/15/23	860,000	886,835
4.625% 10/15/27	1,405,000	1,364,617
6.50% 7/15/25	1,125,000	1,216,006
Air Lease
2.875% 1/15/26	2,975,000	2,927,860
3.00% 2/1/30	3,525,000	3,287,554
3.375% 7/1/25	1,255,000	1,282,646

Ally Financial 5.75% 11/20/25	4,220,000	4,744,629

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(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)

Bangkok Bank 144A 5.00% #, μ, ψ	800,000	$802,368
GE Capital Funding 144A 3.45% 5/15/25 #	2,975,000	3,186,786
		24,374,099
Insurance — 0.96%
AIA Group 144A 3.375% 4/7/30 #	705,000	793,554
American International Group 3.40% 6/30/30	2,765,000	3,057,570
AssuredPartners 144A 7.00% 8/15/25 #	569,000	581,327
Brighthouse Financial 5.625% 5/15/30	1,610,000	1,882,361
HUB International 144A 7.00% 5/1/26 #	2,490,000	2,582,765
MetLife
3.85% μ, ψ	3,260,000	3,255,925
144A 9.25% 4/8/38 #	2,655,000	4,017,798
Prudential Financial
3.70% 3/13/51	3,275,000	3,617,894
5.375% 5/15/45 μ	2,755,000	2,979,730

USI 144A 6.875% 5/1/25 #	2,183,000	2,217,088
		24,986,012
Natural Gas — 0.18%
ENN Energy Holdings 144A 2.625% 9/17/30 #	1,120,000	1,120,594
NiSource
0.95% 8/15/25	1,435,000	1,435,590
5.65% μ, ψ	2,080,000	2,065,419
		4,621,603
Real Estate Investment Trusts — 0.49%
American Tower Trust #1 144A 3.07% 3/15/23 #	3,070,000	3,138,551
Arabian Centres Sukuk 144A 5.375% 11/26/24 #	810,000	748,238
Corporate Office Properties 5.25% 2/15/24	739,000	807,727
CubeSmart
3.00% 2/15/30	3,415,000	3,669,202
3.125% 9/1/26	1,825,000	1,979,079

Goodman HK Finance 4.375% 6/19/24	1,010,000	1,096,693
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts (continued)

Kaisa Group Holdings 9.375% 6/30/24	1,180,000	$1,115,100
MGM Growth Properties Operating Partnership 5.75% 2/1/27	265,000	285,952
		12,840,542
Technology — 2.53%
Alphabet
1.10% 8/15/30	795,000	788,968
1.90% 8/15/40	940,000	904,901
2.05% 8/15/50	995,000	929,729

Black Knight InfoServ 144A 3.625% 9/1/28 #	564,000	571,050
Broadcom
3.15% 11/15/25	1,610,000	1,738,531
4.15% 11/15/30	3,250,000	3,656,217
5.00% 4/15/30	2,770,000	3,274,645
CDK Global
5.00% 10/15/24	1,278,000	1,416,165
5.875% 6/15/26	1,268,000	1,324,825

CommScope Technologies 144A 5.00% 3/15/27 #	374,000	359,741
Equinix 5.375% 5/15/27	850,000	927,550
Fiserv 2.65% 6/1/30	2,190,000	2,360,925
Gartner 144A 3.75% 10/1/30 #	2,300,000	2,330,878
Global Payments
2.65% 2/15/25	4,950,000	5,255,457
2.90% 5/15/30	2,685,000	2,875,764
3.20% 8/15/29	3,600,000	3,937,353
International Business Machines
1.95% 5/15/30	2,085,000	2,151,771
3.00% 5/15/24	9,490,000	10,289,607
Iron Mountain
144A 4.50% 2/15/31 #	1,375,000	1,385,161
144A 5.25% 7/15/30 #	3,350,000	3,498,656

Microchip Technology 144A 4.25% 9/1/25 #	1,580,000	1,641,128
NXP
144A 2.70% 5/1/25 #	345,000	365,637
144A 3.40% 5/1/30 #	670,000	734,995
144A 4.30% 6/18/29 #	739,000	853,761
144A 4.875% 3/1/24 #	6,435,000	7,238,583

ServiceNow 1.40% 9/1/30	1,965,000	1,915,045

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Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)

Tencent Holdings 144A 3.28% 4/11/24 #	1,305,000	$1,391,574
Xilinx 2.375% 6/1/30	1,565,000	1,651,058
		65,769,675
Transportation — 1.47%
Aeropuertos Argentina 2000 PIK 144A 9.375% 2/1/27 #, «	1,346,901	939,464
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡	1,265,000	309,925
ASG Finance Designated Activity 144A 7.875% 12/3/24 #	1,201,000	870,785
Autoridad del Canal de Panama 144A 4.95% 7/29/35 #	1,127,000	1,406,558
Azul Investments 144A 5.875% 10/26/24 #	1,495,000	1,124,255
Delta Air Lines 144A 7.00% 5/1/25 #	11,085,000	12,186,125
Grupo Aeromexico DIP
0.01% 12/31/21 =	2,500,000	2,500,000
0.01% 12/31/21 =	2,500,000	2,500,000

Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	1,100,000	1,218,250
Mileage Plus Holdings 144A 6.50% 6/20/27 #	5,965,000	6,225,969
Rutas 2 and 7 Finance 144A 3.241% 9/30/36 #, ^	1,240,000	883,500
Southwest Airlines
5.125% 6/15/27	3,700,000	4,037,909
5.25% 5/4/25	1,970,000	2,172,333

Union Pacific 3.25% 2/5/50	1,605,000	1,789,742
		38,164,815
Utilities — 0.46%
Essential Utilities
2.704% 4/15/30	1,345,000	1,441,131
3.351% 4/15/50	1,315,000	1,408,885

Grupo Energia Bogota 144A 4.875% 5/15/30 #	5,050,000	5,652,213
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
Infraestructura Energetica Nova
144A 3.75% 1/14/28 #	290,000	$288,132
144A 4.875% 1/14/48 #	1,280,000	1,237,498

Sempra Energy 4.875% μ, ψ	1,970,000	2,029,100
		12,056,959
Total Corporate Bonds (cost $1,279,815,567)		1,355,546,341

Municipal Bonds — 0.02%
South Carolina Public Service Authority Series D 4.77% 12/1/45	340,000	446,063
Total Municipal Bonds (cost $382,463)		446,063

Non-Agency Asset-Backed Securities — 1.39%
Chesapeake Funding II Series 2017-3A A2 144A 0.492% (LIBOR01M + 0.34%) 8/15/29 #, •	558,474	558,171
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.127% 11/25/36 •	1,379,410	1,424,994
CNH Equipment Trust Series 2019-B A2 2.55% 9/15/22	1,301,595	1,307,555
Hardee's Funding
Series 2018-1A A2I 144A 4.25% 6/20/48 #	1,788,500	1,797,317
Series 2018-1A A2II 144A 4.959% 6/20/48 #	1,225,000	1,266,552

HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	4,312,000	3,752,906
Mercedes-Benz Auto Lease Trust
Series 2019-B A2 2.01% 12/15/21	573,063	575,242
Series 2020-A A2 1.82% 3/15/22	922,614	926,919

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(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Mercedes-Benz Master Owner Trust
Series 2018-BA A 144A 0.492% (LIBOR01M + 0.34%) 5/15/23 #, •	1,000,000	$1,001,335
Series 2019-AA A 144A 0.502% (LIBOR01M + 0.35%) 5/15/23 #, •	5,675,000	5,684,016

Nissan Master Owner Trust Receivables Series 2019-B A 0.582% (LIBOR01M + 0.43%) 11/15/23 •	1,250,000	1,252,223
PFS Financing Series 2018-E A 144A 0.602% (LIBOR01M + 0.45%) 10/17/22 #, •	5,500,000	5,498,679
Taco Bell Funding Series 2016-1A A2II 144A 4.377% 5/25/46 #	1,693,125	1,699,965
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #, •	300,126	302,755
Series 2015-6 A1B 144A 2.75% 4/25/55 #, •	452,419	460,201
Series 2016-1 A1B 144A 2.75% 2/25/55 #, •	227,684	231,124
Series 2016-2 A1 144A 3.00% 8/25/55 #, •	312,986	321,608
Series 2016-3 A1 144A 2.25% 4/25/56 #, •	378,098	382,645
Series 2017-1 A1 144A 2.75% 10/25/56 #, •	410,162	420,681
Series 2017-2 A1 144A 2.75% 4/25/57 #, •	228,841	235,243
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	1,505,000	1,608,460
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	450,238	469,603

Trafigura Securitisation Finance Series 2018-1A A1 144A 0.882% (LIBOR01M + 0.73%) 3/15/22 #, •	3,340,000	3,283,638
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Vantage Data Centers Issuer Series 2018-1A A2 144A 4.072% 2/16/43 #	560,146	$579,420
Wendy's Funding Series 2018-1A A2I 144A 3.573% 3/15/48 #	1,142,688	1,181,082
Total Non-Agency Asset-Backed Securities (cost $36,369,363)		36,222,334

Non-Agency Collateralized Mortgage Obligations — 2.15%
Chase Home Lending Mortgage Trust Series 2019-ATR2 A3 144A 3.50% 7/25/49 #, •	722,500	743,836
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	44,718	45,064
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 2.548% (LIBOR01M + 2.40%) 4/25/31 #, •	1,231,068	1,224,387
Series 2019-R01 2M2 144A 2.598% (LIBOR01M + 2.45%) 7/25/31 #, •	752,348	747,637
Series 2019-R02 1M2 144A 2.448% (LIBOR01M + 2.30%, Floor 2.30%) 8/25/31 #, •	2,703,935	2,688,694

Flagstar Mortgage Trust Series 2018-5 A7 144A 4.00% 9/25/48 #, •	113,434	113,950
Galton Funding Mortgage Trust Series 2018-1 A43 144A 3.50% 11/25/57 #, •	316,640	319,524
Holmes Master Issuer Series 2018-2A A2 144A 0.695% (LIBOR03M + 0.42%) 10/15/54 #, •	720,570	719,826

NQ-VIP-866 [9/20] 11/20 (1400911)    15

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.399% 6/25/29 #, •	471,375	$477,811
Series 2014-2 B2 144A 3.399% 6/25/29 #, •	176,194	177,902
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #, •	878,993	890,690
Series 2015-1 B2 144A 2.14% 12/25/44 #, •	1,214,550	1,233,178
Series 2015-4 B1 144A 3.616% 6/25/45 #, •	981,332	1,007,005
Series 2015-4 B2 144A 3.616% 6/25/45 #, •	703,999	723,079
Series 2015-5 B2 144A 2.633% 5/25/45 #, •	1,138,479	1,163,014
Series 2015-6 B1 144A 3.577% 10/25/45 #, •	686,113	700,489
Series 2015-6 B2 144A 3.577% 10/25/45 #, •	664,672	678,598
Series 2016-4 B1 144A 3.868% 10/25/46 #, •	485,790	508,922
Series 2016-4 B2 144A 3.868% 10/25/46 #, •	846,634	871,822
Series 2017-1 B3 144A 3.509% 1/25/47 #, •	1,653,110	1,656,646
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	455,501	467,814
Series 2020-1 A4 144A 3.50% 6/25/50 #, •	2,601,623	2,642,625
Series 2020-2 A3 144A 3.50% 7/25/50 #, •	1,029,593	1,061,547
Series 2020-5 A3 144A 3.00% 12/25/50 #, •	7,283,395	7,462,348
Series 2020-7 A3 144A 3.00% 1/25/51 #, •	2,500,000	2,576,500

New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	683,292	735,259
Permanent Master Issuer Series 2018-1A 1A1 144A 0.655% (LIBOR03M + 0.38%) 7/15/58 #, •	250,000	249,967
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #, •	275,302	284,148
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust
Series 2015-1 B2 144A 3.87% 1/25/45 #, •	655,531	$665,308
Series 2015-2 B2 144A 3.737% 5/25/45 #, •	4,364,958	4,456,135
Series 2017-4 A1 144A 3.50% 7/25/47 #, •	406,788	417,424
Series 2017-5 B1 144A 3.825% 8/25/47 #, •	3,446,051	3,636,369
Series 2018-5 A4 144A 3.50% 5/25/48 #, •	379,992	382,002
Series 2020-3 A1 144A 3.00% 4/25/50 #, •	1,432,351	1,474,611

Silverstone Master Issuer Series 2018-1A 1A 144A 0.661% (LIBOR03M + 0.39%) 1/21/70 #, •	2,240,000	2,236,098
Washington Mutual Mortgage Pass Through Certificates Trust Series 2005-1 5A2 6.00% 3/25/35 ♦	1,485	46
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 3.995% 4/25/36 •	82,278	79,023
Series 2007-AR10 2A1 3.986% 1/25/38 •	402,514	363,842
Series 2020-1 A1 144A 3.00% 12/25/49 #, •	1,207,692	1,243,740
Series 2020-3 A1 144A 3.00% 6/25/50 #, •	6,823,545	7,039,442
Series 2020-4 A1 144A 3.00% 7/25/50 #, •	1,550,233	1,601,220
Total Non-Agency Collateralized Mortgage Obligations (cost $55,091,816)		55,767,542

Non-Agency Commercial Mortgage-Backed Securities — 8.10%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	3,645,000	4,104,592
Series 2017-BNK5 B 3.896% 6/15/60 •	1,500,000	1,636,933
Series 2017-BNK7 A5 3.435% 9/15/60	2,645,000	2,998,579
Series 2019-BN20 A3 3.011% 9/15/62	1,850,000	2,069,274

16    NQ-VIP-866 [9/20] 11/20 (1400911)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
BANK
Series 2019-BN21 A5 2.851% 10/17/52	5,000,000	$5,528,090
Series 2020-BN25 A5 2.649% 1/15/63	13,000,000	14,248,225
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	1,270,000	1,461,716
Series 2018-B3 A5 4.025% 4/10/51	1,075,000	1,264,234
Series 2019-B9 A5 4.016% 3/15/52	8,710,000	10,331,853
Series 2020-B17 A5 2.289% 3/15/53	1,400,000	1,484,163
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	5,060,000	5,925,524
Series 2019-CF2 A5 2.874% 11/15/52	6,500,000	7,164,823
Series 2019-CF3 A4 3.006% 1/15/53	1,500,000	1,679,853
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	12,150,000	13,275,942
Series 2019-CD8 A4 2.912% 8/15/57	2,650,000	2,937,180
CFCRE Commercial Mortgage Trust
Series 2011-C2 C 144A 5.931% 12/15/47 #, •	880,000	885,789
Series 2016-C7 A3 3.839% 12/10/54	5,695,000	6,396,803
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	1,935,000	2,112,164
Series 2015-GC27 A5 3.137% 2/10/48	2,780,000	3,005,413
Series 2016-P3 A4 3.329% 4/15/49	3,100,000	3,409,556
Series 2017-C4 A4 3.471% 10/12/50	1,560,000	1,769,094
Series 2018-C5 A4 4.228% 6/10/51 •	725,000	856,758
Series 2019-C7 A4 3.102% 12/15/72	1,450,000	1,635,846
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	3,050,000	$3,156,946
Series 2013-WWP A2 144A 3.424% 3/10/31 #	2,540,000	2,682,268
Series 2014-CR19 A5 3.796% 8/10/47	9,707,000	10,656,675
Series 2014-CR20 AM 3.938% 11/10/47	7,775,000	8,450,029
Series 2015-3BP A 144A 3.178% 2/10/35 #	3,960,000	4,244,988
Series 2015-CR23 A4 3.497% 5/10/48	1,910,000	2,098,899
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	1,790,000	1,975,552
Series 2016-C3 A5 2.89% 8/10/49	1,985,000	2,161,169

DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.79% 11/10/46 #, •	1,265,000	1,267,280
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #, •	1,010,000	894,503
Series 2015-GC32 A4 3.764% 7/10/48	1,240,000	1,381,168
Series 2017-GS5 A4 3.674% 3/10/50	2,980,000	3,397,993
Series 2017-GS6 A3 3.433% 5/10/50	4,410,000	4,974,672
Series 2018-GS9 A4 3.992% 3/10/51 •	1,370,000	1,597,333
Series 2019-GC39 A4 3.567% 5/10/52	820,000	947,407
Series 2019-GC42 A4 3.001% 9/1/52	3,750,000	4,186,120
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	3,395,000	3,801,150
Series 2015-C33 A4 3.77% 12/15/48	4,710,000	5,305,742

NQ-VIP-866 [9/20] 11/20 (1400911)    17

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	2,080,000	$2,283,211
Series 2017-C7 A5 3.409% 10/15/50	3,425,000	3,878,805
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	2,445,000	2,369,068
Series 2015-JP1 A5 3.914% 1/15/49	1,590,000	1,802,106
Series 2016-JP2 A4 2.822% 8/15/49	4,995,000	5,414,600
Series 2016-JP2 AS 3.056% 8/15/49	3,095,000	3,310,118
Series 2016-WIKI A 144A 2.798% 10/5/31 #	1,610,000	1,599,481
Series 2016-WIKI B 144A 3.201% 10/5/31 #	1,490,000	1,450,486

LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 •	986,668	571,287
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	1,640,000	1,782,509
Series 2015-C26 A5 3.531% 10/15/48	1,970,000	2,188,630
Series 2016-C29 A4 3.325% 5/15/49	1,620,000	1,791,727
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 •	1,432,274	1,410,991
Series 2006-T21 B 144A 5.684% 10/12/52 #, •	614,584	612,240
Series 2019-L3 A4 3.127% 11/15/52	2,400,000	2,685,614
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45	2,498,820	2,561,353
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust
Series 2018-C9 A4 4.117% 3/15/51 •	2,365,000	$2,745,739

UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #, •	1,000,000	1,012,604
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	1,175,000	1,281,366
Series 2015-NXS3 A4 3.617% 9/15/57	1,250,000	1,391,115
Series 2016-BNK1 A3 2.652% 8/15/49	2,575,000	2,721,606
Series 2017-C38 A5 3.453% 7/15/50	2,240,000	2,534,962

WF-RBS Commercial Mortgage Trust Series 2012-C10 A3 2.875% 12/15/45	3,605,000	3,708,630
Total Non-Agency Commercial Mortgage-Backed Securities (cost $197,229,183)		210,470,546

Loan Agreements — 4.70%
Acrisure Tranche B 3.656% (LIBOR01M + 3.50%) 2/15/27 •	876,776	849,220
American Airlines Tranche B 2.152% (LIBOR01M + 2.00%) 12/14/23 •	1,054,070	871,969
Applied Systems 1st Lien 4.25% (LIBOR03M + 3.25%) 9/19/24 •	1,577,869	1,572,321
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%) 9/19/25 •	3,109,023	3,159,545
Aramark Services Tranche B-3 1.903% (LIBOR01M + 1.75%) 3/11/25 •	979,296	942,470
AssuredPartners 3.656% (LIBOR01M + 3.50%) 2/12/27 •	308,137	299,741
AthenaHealth Tranche B 1st Lien 4.75% (LIBOR03M + 4.50%) 2/11/26 •	945,600	934,962

18    NQ-VIP-866 [9/20] 11/20 (1400911)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Ball Metalpack Finco 2nd Lien 9.75% (LIBOR03M + 8.75%) 7/24/26 •	213,000	$172,530
Bausch Health 3.151% (LIBOR01M + 3.00%) 6/2/25 •	658,071	646,281
Berry Global Tranche W 2.155% (LIBOR01M + 2.00%) 10/1/22 •	2,175,000	2,161,859
Berry Global Tranche Y 2.155% (LIBOR01M + 2.00%) 7/1/26 •	1,539,512	1,495,786
Blue Ribbon 1st Lien 5.00% (LIBOR01M + 4.00%) 11/15/21 •	629,896	585,016
Boxer Parent 4.406% (LIBOR01M + 4.25%) 10/2/25 •	1,012,807	985,841
Buckeye Partners 2.905% (LIBOR01M + 2.75%) 11/1/26 •	1,050,151	1,033,086
BWay Holding 3.523% (LIBOR03M + 3.25%) 4/3/24 •	482,359	456,583
Caesars Resort Collection Tranche B-1 4.726% (LIBOR01M + 4.50%) 7/21/25 •	1,105,000	1,072,639
Calpine
2.41% (LIBOR01M + 2.25%) 1/15/24 •	710,791	693,465
2.41% (LIBOR01M + 2.25%) 4/5/26 •	592,500	577,872

Camelot US Acquisition I TBD 10/31/26 X	1,240,000	1,237,158
Carnival 8.50% (LIBOR01M + 7.50%) 6/30/25 •	947,625	961,050
Change Healthcare Holdings 3.25% (LIBOR01M + 2.50%) 3/1/24 •	523,407	513,879
Charter Communications Operating Tranche B-2 1.91% (LIBOR01M + 1.75%) 2/1/27 •	1,155,499	1,132,629
Chemours Tranche B-2 1.91% (LIBOR01M + 1.75%) 4/3/25 •	1,821,758	1,762,551
CityCenter Holdings 3.00% (LIBOR01M + 2.25%) 4/18/24 •	1,357,940	1,307,187
	Principal amount°	Value (US $)

Loan Agreements (continued)

Connect US Finco 5.50% (LIBOR01M + 4.50%) 12/12/26 •	1,302,455	$1,265,823
Core & Main 3.75% (LIBOR03M + 2.75%) 8/1/24 •	1,472,155	1,446,393
CSC Holdings
2.402% (LIBOR01M + 2.25%) 7/17/25 •	783,675	760,165
2.652% (LIBOR01M + 2.50%) 4/15/27 •	786,050	764,237

DaVita Tranche B-1 1.906% (LIBOR01M + 1.75%) 8/12/26 •	1,624,621	1,599,745
Ensemble RCM 4.011% (LIBOR03M + 3.75%) 8/1/26 •	780,120	773,294
Epicor Software Tranche B 5.25% (LIBOR01M + 4.25%) 7/30/27 •	2,595,000	2,588,837
ESH Hospitality 2.156% (LIBOR01M + 2.00%) 9/18/26 •	842,960	821,623
ExamWorks Group Tranche B-1 4.322% (LIBOR03M + 3.25%) 7/27/23 •	1,965,875	1,957,274
Frontier Communications Tranche B-1 6.00% (LIBOR03M + 2.75%) 6/17/24 •	1,450,272	1,432,143
Garda World Security Tranche B 1st Lien 4.90% (LIBOR01M + 4.75%) 10/30/26 •	383,943	382,264
Gardner Denver Tranche B-1 1.906% (LIBOR01M + 1.75%) 3/1/27 •	1,491,241	1,445,572
Gentiva Health Services Tranche B 3.438% (LIBOR01M + 3.25%) 7/2/25 •	1,954,449	1,917,804
Global Medical Response TBD 9/24/25 X	3,850,000	3,771,395
Granite US Holdings Tranche B 5.822% (LIBOR03M + 5.25%) 9/30/26 •	277,565	263,686
Gray Television Tranche B-2 2.405% (LIBOR01M + 2.25%) 2/7/24 •	1,592,396	1,560,548

NQ-VIP-866 [9/20] 11/20 (1400911)    19

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	2,638,387	$2,628,494
HCA Tranche B-12 1.906% (LIBOR01M + 1.75%) 3/13/25 •	3,004,989	2,998,014
Hilton Worldwide Finance Tranche B-2 1.898% (LIBOR01M + 1.75%) 6/22/26 •	188,754	182,908
HUB International 3.26% (LIBOR03M + 3.00%) 4/25/25 •	1,955,000	1,892,440
Ineos US Finance 2.213% (LIBOR01M + 2.00%) 4/1/24 •	719,835	700,579
Informatica 3.406% (LIBOR01M + 3.25%) 2/25/27 •	2,509,209	2,454,842
Informatica 2nd Lien 0.000% (LIBOR03M + 7.125%) 2/14/25 •	1,935,000	1,971,281
Invictus 1st Lien 3.156% (LIBOR01M + 3.00%) 3/28/25 •	596,702	581,859
IQVIA Tranche B-3 2.058% (LIBOR03M + 1.75%) 6/11/25 •	1,451,587	1,435,484
Iron Mountain Information Management Tranche B 1.906% (LIBOR01M + 1.75%) 1/2/26 •	1,929,475	1,868,374
JBS USA LUX 3.072% (LIBOR01M + 2.00%) 5/1/26 •	384,150	375,747
Merrill Communications Tranche B 1st Lien 2.74% (LIBOR03M + 5.00%) 10/5/26 •	423,798	417,176
Microchip Technology 2.16% (LIBOR01M + 2.00%) 5/29/25 •	1,351,108	1,348,575
Milano Acquisition TBD 8/17/27 X	2,285,000	2,266,434
Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/20/27 •	2,150,000	2,189,136
Numericable US Tranche B-11 2.906% (LIBOR01M + 2.75%) 7/31/25 •	862,893	823,254
	Principal amount°	Value (US $)

Loan Agreements (continued)

Numericable US Tranche B-13 4.152% (LIBOR01M + 4.00%) 8/14/26 •	348,788	$339,457
ON Semiconductor Tranche B-4 2.156% (LIBOR01M + 2.00%) 9/16/26 •	1,691,349	1,668,939
Penn National Gaming Tranche B-1 3.00% (LIBOR01M + 2.25%) 10/15/25 •	1,400,063	1,366,311
PG&E 5.50% (LIBOR03M + 4.50%) 6/23/25 •	2,493,750	2,454,266
PQ 4.00% (LIBOR03M + 3.00%) 2/7/27 •	748,125	747,003
PQ Tranche B 2.511% (LIBOR03M + 2.25%) 2/8/27 •	2,172,180	2,130,909
Prestige Brands Tranche B-4 2.156% (LIBOR01M + 2.00%) 1/26/24 •	838,564	834,162
Prime Security Services Borrower Tranche B-1 4.25% (LIBOR01M + 3.25%) 9/23/26 •	916,266	909,148
Radiate Holdco Tranche B 3.75% (LIBOR01M + 3.50%) 9/11/26 •	434,877	432,997
Reynolds Group Holdings TBD 2/3/26 X	915,000	902,419
RP Crown Parent Tranche B-1 4.00% (LIBOR01M + 3.00%) 2/2/26 •	1,905,225	1,888,554
Russell Investments US Institutional Holdco 3.072% (LIBOR06M + 2.75%) 6/1/23 •	447,494	445,210
Ryan Specialty Group 4.00% (LIBOR01M + 3.25%) 9/1/27 •	1,150,000	1,144,250
Scientific Games International Tranche B-5 3.472% (LIBOR01M + 2.75%) 8/14/24 •	2,433,246	2,301,546
Sinclair Television Group Tranche B 2.41% (LIBOR01M + 2.50%) 1/3/24 •	1,192,123	1,164,307
Solenis International 1st Lien 4.27% (LIBOR03M + 4.00%) 6/26/25 •	1,190,863	1,163,077

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(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Spirit Aerosystems Tranche B 1st Lien TBD 1/30/25 X	1,495,000	$1,498,738
SS&C Technologies Tranche B-3 1.906% (LIBOR01M + 1.75%) 4/16/25 •	698,536	678,162
SS&C Technologies Tranche B-4 1.906% (LIBOR01M + 1.75%) 4/16/25 •	490,770	476,456
Stars Group Holdings 3.808% (LIBOR03M + 3.50%) 7/10/25 •	482,848	483,552
Surf Holdings 1st Lien 3.749% (LIBOR03M + 3.50%) 3/5/27 •	648,375	635,176
Tecta America 4.656% (LIBOR01M + 4.50%) 11/20/25 •	489,093	464,638
Telenet Financing Tranche AR 2.152% (LIBOR01M + 2.00%) 4/30/28 •	1,480,000	1,431,283
Terrier Media Buyer 4.406% (LIBOR01M + 4.25%) 12/17/26 •	938,905	918,014
Titan Acquisition 3.361% (LIBOR03M + 3.00%) 3/28/25 •	139,436	132,116
T-Mobile USA 3.156% (LIBOR01M + 3.00%) 4/1/27 •	1,132,163	1,132,667
Transdigm Tranche F 2.406% (LIBOR01M + 2.25%) 12/9/25 •	1,763,348	1,672,976
Trident TPI Holdings Tranche B-1 4.072% (LIBOR03M + 3.00%) 10/17/24 •	648,352	638,018
Ultimate Software Group 4.75% (LIBOR03M + 4.00%) 5/4/26 •	6,495,000	6,485,361
Ultimate Software Group 1st Lien 3.906% (LIBOR01M + 3.75%) 5/4/26 •	3,985,553	3,959,710
United Rentals (North America) 1.906% (LIBOR01M + 1.75%) 10/31/25 •	122,500	122,270
USI 4.308% (LIBOR03M + 4.00%) 12/2/26 •	344,468	343,133
		Principal amount°	Value (US $)

Loan Agreements (continued)

USI Tranche B 3.308% (LIBOR03M + 3.00%) 5/16/24 •		2,855,129	$2,767,690
USIC Holdings Tranche B 4.25% (LIBOR01M + 3.25%) 12/8/23 •		400,274	395,521
Vertical Midco Tranche B 4.567% (LIBOR06M + 4.25%) 7/30/27 •		2,220,000	2,206,323
Vistra Operations 1.911% (LIBOR01M + 1.75%) 12/31/25 •		1,986,636	1,960,562
Windstream Services 7.25% (LIBOR01M + 6.25%) 8/11/27 •		380,048	368,884
Zekelman Industries 2.171% (LIBOR03M + 2.00%) 1/24/27 •		557,200	541,094
Zelis Cost Management Buyer 0.000% (LIBOR01M + 4.75%) 9/30/26 •		451,786	449,386
Total Loan Agreements (cost $122,746,349)			121,965,325

Sovereign Bonds — 2.60%
Albania — 0.02%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	350,000	422,668
			422,668
Angola — 0.01%
Angolan Government International Bond 8.25% 5/9/28		353,000	282,621
			282,621
Argentina — 0.06%
Argentine Republic Government International Bond
0.125% 7/9/30		3,154,440	1,323,288
0.125% 7/9/35		318,160	120,268
1.00% 7/9/29		124,042	56,812
			1,500,368
Azerbaijan — 0.03%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #		861,000	830,490
			830,490

NQ-VIP-866 [9/20] 11/20 (1400911)    21

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Bahrain — 0.03%
Bahrain Government International Bond 144A 7.375% 5/14/30 #	600,000	$659,617
		659,617
Bermuda — 0.03%
Bermuda Government International Bond 144A 2.375% 8/20/30 #	700,000	709,625
		709,625
Brazil — 0.03%
Brazilian Government International Bond
3.875% 6/12/30	200,000	200,150
4.75% 1/14/50	525,000	511,158
		711,308
Chile — 0.03%
Chile Government International Bond 3.50% 1/25/50	701,000	801,769
		801,769
Colombia — 0.05%
Colombia Government International Bond
4.00% 2/26/24	732,000	781,641
5.00% 6/15/45	442,000	516,587
		1,298,228
Dominican Republic — 0.08%
Dominican Republic International Bond
144A 4.50% 1/30/30 #	544,000	536,520
144A 4.875% 9/23/32 #	300,000	299,100
144A 6.00% 7/19/28 #	1,176,000	1,268,386
		2,104,006
Ecuador — 0.03%
Ecuador Government International Bond
144A 0.000% 7/31/30 #, ^	66,180	31,025
144A 0.50% 7/31/30 #	233,793	158,982
144A 0.50% 7/31/35 #	612,686	341,579
144A 0.50% 7/31/40 #	280,799	141,452
		673,038
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Egypt — 0.30%
Egypt Government International Bond
144A 5.577% 2/21/23 #	5,915,000	$6,092,213
144A 5.75% 5/29/24 #	475,000	486,827
7.903% 2/21/48	316,000	292,839
144A 8.70% 3/1/49 #	1,079,000	1,055,208
		7,927,087
El Salvador — 0.02%
El Salvador Government International Bond 144A 7.125% 1/20/50 #	609,000	478,613
		478,613
Gabon — 0.01%
Gabon Government International Bond 144A 6.625% 2/6/31 #	275,000	246,672
		246,672
Ghana — 0.02%
Ghana Government International Bond 144A 7.875% 3/26/27 #	456,000	435,211
		435,211
Guatemala — 0.02%
Guatemala Government Bond 144A 4.875% 2/13/28 #	387,000	428,022
		428,022
Honduras — 0.02%
Honduras Government International Bond 144A 5.625% 6/24/30 #	600,000	644,700
		644,700
Indonesia — 0.01%
Indonesia Government International Bond 144A 4.625% 4/15/43 #	230,000	270,397
		270,397

22    NQ-VIP-866 [9/20] 11/20 (1400911)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Ivory Coast — 0.03%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		892,000	$837,980
			837,980
Jordan — 0.01%
Jordan Government International Bond 144A 5.75% 1/31/27 #		244,000	245,205
			245,205
Kenya — 0.08%
Kenya Government International Bond
144A 6.875% 6/24/24 #		523,000	533,261
144A 8.00% 5/22/32 #		1,585,000	1,568,868
			2,102,129
Lebanon — 0.01%
Lebanon Government International Bond 6.25% 5/27/22 ‡		1,351,000	235,412
			235,412
Mexico — 0.06%
Mexico Government International Bond
3.25% 4/16/30		1,072,000	1,096,667
4.60% 2/10/48		378,000	402,874
			1,499,541
Mongolia — 0.03%
Mongolia Government International Bond 144A 5.625% 5/1/23 #		769,000	793,045
			793,045
Morocco — 0.01%
Morocco Government International Bond 144A 1.375% 3/30/26 #	EUR	300,000	351,729
			351,729
Nigeria — 0.03%
Nigeria Government International Bond 144A 7.875% 2/16/32 #		852,000	815,577
			815,577
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	250,000	$314,905
			314,905
Oman — 0.02%
Oman Government International Bond 144A 6.75% 1/17/48 #		630,000	523,735
			523,735
Panama — 0.26%
Panama Government International Bond
3.75% 3/16/25		4,598,000	5,034,327
144A 3.75% 4/17/26 #		1,411,000	1,511,555
4.50% 5/15/47		218,000	273,164
			6,819,046
Paraguay — 0.31%
Paraguay Government International Bond
144A 4.95% 4/28/31 #		6,500,000	7,517,250
144A 5.40% 3/30/50 #		445,000	542,237
			8,059,487
Peru — 0.04%
Peruvian Government International Bond
2.844% 6/20/30		644,000	702,642
5.625% 11/18/50		182,000	290,617
			993,259
Philippines — 0.04%
Philippine Government International Bond
2.457% 5/5/30		200,000	216,118
5.50% 3/30/26		762,000	944,836
			1,160,954
Qatar — 0.11%
Qatar Government International Bond
144A 3.40% 4/16/25 #		320,000	351,338
144A 4.00% 3/14/29 #		1,205,000	1,411,344
144A 4.40% 4/16/50 #		869,000	1,121,023
			2,883,705

NQ-VIP-866 [9/20] 11/20 (1400911)    23

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Republic of Vietnam — 0.01%
Vietnam Government International Bond 144A 4.80% 11/19/24 #		200,000	$224,025
			224,025
Romania — 0.20%
Romanian Government International Bond
144A 3.00% 2/14/31 #		4,540,000	4,670,525
144A 3.375% 1/28/50 #	EUR	478,000	573,758
			5,244,283
Russia — 0.08%
Russian Foreign Bond - Eurobond
144A 4.25% 6/23/27 #		1,400,000	1,579,410
144A 5.25% 6/23/47 #		400,000	530,835
			2,110,245
Saudi Arabia — 0.05%
Saudi Government International Bond
144A 2.90% 10/22/25 #		500,000	535,026
144A 3.625% 3/4/28 #		730,000	810,395
			1,345,421
Senegal — 0.03%
Senegal Government International Bond 144A 6.75% 3/13/48 #		873,000	829,904
			829,904
Serbia — 0.02%
Serbia International Bond 144A 3.125% 5/15/27 #	EUR	400,000	502,055
			502,055
South Africa — 0.01%
Republic of South Africa Government International Bond 5.75% 9/30/49		413,000	351,582
			351,582
Sri Lanka — 0.04%
Sri Lanka Government International Bond
144A 5.875% 7/25/22 #		409,000	331,290
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Sri Lanka (continued)
Sri Lanka Government International Bond
144A 6.20% 5/11/27 #	742,000	$511,980
144A 7.55% 3/28/30 #	200,000	138,000
		981,270
Trinidad and Tobago — 0.01%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #	250,000	246,312
		246,312
Turkey — 0.04%
Turkey Government International Bond
5.75% 5/11/47	220,000	174,919
7.625% 4/26/29	922,000	951,404
		1,126,323
Ukraine — 0.11%
Ukraine Government International Bond
144A 7.75% 9/1/26 #	1,434,000	1,430,358
144A 9.75% 11/1/28 #	1,220,000	1,322,907
		2,753,265
Uruguay — 0.10%
Uruguay Government International Bond
4.375% 1/23/31	2,017,110	2,403,518
4.50% 8/14/24	120,000	131,387
		2,534,905
Uzbekistan — 0.05%
Republic of Uzbekistan Bond 144A 5.375% 2/20/29 #	1,094,000	1,227,162
		1,227,162
Total Sovereign Bonds (cost $65,968,738)		67,536,901

Supranational Banks — 0.06%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #	300,000	304,500

24    NQ-VIP-866 [9/20] 11/20 (1400911)

(Unaudited)
	Principal amount°	Value (US $)

Supranational Banks (continued)
Banque Ouest Africaine de Developpement
144A 4.70% 10/22/31 #	508,000	$534,040
144A 5.00% 7/27/27 #	589,000	636,273
Total Supranational Banks (cost $1,384,210)		1,474,813

US Treasury Obligations — 10.54%
US Treasury Bonds 1.375% 8/15/50	7,780,000	7,613,460
US Treasury Inflation Indexed Notes
0.125% 1/15/30	102,317,296	113,096,341
0.125% 7/15/30	25,936,279	28,844,166
US Treasury Notes
0.25% 7/31/25	42,375,000	42,338,583
0.625% 8/15/30	65,495,000	65,121,476

US Treasury Strip Principal 2.26% 5/15/44 ^	23,660,000	16,875,313
Total US Treasury Obligations (cost $263,269,198)		273,889,339
	Number of shares
Common Stock — 0.00%
Adelphia Recovery Trust =, †	1	0
Century Communications =	2,500,000	0
Total Common Stock (cost $75,684)		0

Preferred Stock — 0.01%
USB Realty 1.422% (LIBOR03M + 1.15%) #, •	300,000	243,188
Total Preferred Stock (cost $241,685)		243,188

Short-Term Investments — 4.17%
Money Market Mutual Funds — 4.17%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	27,047,523	27,047,523
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	27,047,523	27,047,523
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	27,047,523	$27,047,523
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	27,047,523	27,047,523
Total Short-Term Investments (cost $108,190,092)		108,190,092

Total Value of Securities—101.23% (cost $2,516,168,413)		2,629,565,559
Liabilities Net of Receivables and Other Assets—(1.23)%		(31,926,967)
Net Assets Applicable to 2,490,565,099 Shares Outstanding—100.00%		$2,597,638,592
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of Rule 144A securities was $666,977,347, which represents 25.68% of the Series' net assets.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

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Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
«	PIK. The first payment of cash and/or principal will be made after October 1, 2020.
‡	Non-income producing security. Security is currently in default.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
X	This loan will settle after September 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.

Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	EUR	(1,675,000)	USD	1,968,127	1/22/21	$—	$(1,186)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
318	US Treasury Long Bonds	$56,535,239	$56,535,239	12/21/20	$—	$(477,801)	$(298,125)
64	US Treasury 10 yr Ultra Notes	10,246,158	10,246,158	12/21/20	—	(11,158)	(253,094)
(21)	US Treasury 10 yr Ultra Notes	(3,347,487)	(3,347,487)	12/21/20	—	(10,873)	9,844
(661)	US Treasury 10 yr Notes	(92,304,470)	(92,304,469)	12/21/20	74,314	—	165,250
Total Futures Contracts			$(28,870,559)		$74,314	$(499,832)	$(376,125)
Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]	Variation Margin Due from (Due to) Brokers
Over-The-Counter:
Protection PurchasedMoody’s Ratings:
JPMCB-Mexico 3.60% 12/31/22 WR 6/20/25-Quarterly	6,339,000	1.000%	$110,068	$428,022	$—	$(317,954)	$—
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[1]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(9,815).
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(Unaudited)
Summary of abbreviations:
BB – Barclays Bank
CD – Certificate of Deposit
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank AG
DIP – Debtor in Possession
EUR – European Monetary Unit
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
TBD – To be determined
USD – US Dollar
yr – Year
Z – US Treasury Yield Curve Rate T Note Constant Maturity 1
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